LEASE LIABILITIES (Details) - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Imputed interest	$ 22,000	$ 35,000	$ 1,000	$ 2,000
Mission US Manhattan [Member]
2021	$ 93,000		$ 251,000
Discount rate	5.50%		5.50%
Long-term lease liabilities	$ 0		$ 0
Short-term lease liabilities	0		244,000
Total operating lease liabilities	0		244,000
2022	0		0
2023	0		0
2024	0		0
2025	0		0
2026	0		0
2027	0		0
Total undiscounted minimum future payments	93,000		251,000
Imputed interest	(93,000)		(7,000)
Mission UK London [Member]
2021	$ 166,000		$ 484,000
Discount rate	5.50%		5.50%
Long-term lease liabilities	$ 2,471,000		$ 2,577,000
Short-term lease liabilities	523,000		329,000
Total operating lease liabilities	2,994,000		2,906,000
2022	677,000		608,000
2023	677,000		608,000
2024	677,000		608,000
2025	677,000		608,000
2026	564,000		507,000
2027	0		0
Total undiscounted minimum future payments	3,438,000		3,423,000
Imputed interest	(444,000)		(517,000)
Undiscounted Cash Flows [Member]
2021	2,023,000		2,684,000
Long-term lease liabilities	6,327,000		7,003,000
Short-term lease liabilities	2,922,000		2,255,000
Total operating lease liabilities	9,249,000		9,258,000
2022	1,728,000		1,659,000
2023	1,751,000		1,682,000
2024	1,766,000		1,697,000
2025	1,545,000		1,476,000
2026	1,099,000		1,042,000
2027	455,000		455,000
Total undiscounted minimum future payments	10,367,000		10,695,000
Imputed interest	(1,118,000)		(1,437,000)
Mission US Brooklyn [Member]
2021	$ 602,000		$ 557,000
Discount rate	5.50%		5.50%
Long-term lease liabilities	$ 2,289,000		$ 2,529,000
Short-term lease liabilities	899,000		409,000
Total operating lease liabilities	3,188,000		2,938,000
2022	460,000		460,000
2023	497,000		497,000
2024	509,000		509,000
2025	522,000		522,000
2026	535,000		535,000
2027	455,000		455,000
Total undiscounted minimum future payments	3,580,000		3,535,000
Imputed interest	(392,000)		(597,000)
Corporate Englewood [Member]
2021	$ 14,000		$ 54,000
Discount rate	5.50%		5.50%
Long-term lease liabilities	$ 32,000		$ 71,000
Short-term lease liabilities	52,000		48,000
Total operating lease liabilities	84,000		119,000
2022	55,000		55,000
2023	19,000		19,000
2024	0		0
2025	0		0
2026	0		0
2027	0		0
Total undiscounted minimum future payments	88,000		128,000
Imputed interest	(4,000)		(9,000)
Troika LaBrea [Member]
2021	$ 838,000		$ 733,000
Discount rate	5.50%		5.50%
Short-term lease liabilities	$ 838,000		$ 733,000
Total operating lease liabilities	838,000		733,000
2022	0		0
2023	0		0
2024	0		0
2025	0		0
2026	0		0
2027	0		0
Total undiscounted minimum future payments	838,000		733,000
Imputed interest			0
Troika Gower [Member]
2021	$ 310,000		$ 605,000
Discount rate	5.50%		5.50%
Long-term lease liabilities	$ 1,535,000		$ 1,826,000
Short-term lease liabilities	610,000		492,000
Total operating lease liabilities	2,145,000		2,318,000
2022	536,000		536,000
2023	558,000		558,000
2024	580,000		580,000
2025	346,000		346,000
Total undiscounted minimum future payments	2,330,000		2,625,000
Imputed interest	$ (185,000)		$ (307,000)